Risk management	12 Months Ended
Dec. 31, 2018
Risk Management
Risk management

Braskem is exposed to market risks arising from variations in commodity prices, foreign exchange rates and interest rates, credit risks of its counterparties in cash equivalents, financial investments and trade accounts receivable, and liquidity risks to meet its obligations from financial liabilities.

Braskem adopts procedures for managing market and credit risks that are in conformity with its Financial Policy which is periodically reviewed by the Board of Directors. The purpose of risk management is to protect the Company’s cash flows and reduce the threats to the financing of its operating working capital and investment programs.

4.1            Market risks

Braskem prepares a sensitivity analysis for foreign exchange rate and interest rate risks to which it is exposed, which is presented in Note 19.6(c.2).

(a)             Exposure to commodity risks

Most of Braskem’s feedstocks (naphtha, ethane, propane and propylene) and main products (PE, PP and PVC) are commodities quoted on international markets. A series of factors determine the dynamics of these quotes which directly impacts Braskem’s results and cash generation. Nevertheless, the Company believes such risk is inherent to the petrochemical business and, therefore, in general, it does not seek financial instruments to hedge against commodity price fluctuations.

(b)             Exposure to foreign exchange risk

Considering the dynamics of the international petrochemical market, where prices are mostly pegged to international dollar-denominated references, even Braskem’s sales in Brazil are strongly correlated to the U.S. currency. Therefore, the maintenance of a portion of costs in Brazilian real (fixed expenses with personnel, freight and energy, etc.) tends to generate a net exposure loss to the local currency.

Therefore, with the goal of partially mitigating the long-term exchange risk, as of September 2016, the Company started to contract financial derivatives to compose a Long-Term Foreign Exchange Hedge Program. The Program mainly aims to mitigate dollar call and put option contracts, hedging expected flows over a 24-month horizon, as described in greater detail in Note 19.3.

In addition to the Hedge Program, to balance the composition between dollar-denominated assets and liabilities, Braskem’s Financial Policy requires the Company to maintain a percentage of at least 70% of the dollar-denominated portion of net debt. If convenient, the company may maintain a percentage of more than 70%, although subject to a sensitivity analysis of key financial indicators and proof of the inexistence of significant risk of deterioration of these indicators.

On December 31, 2018, Braskem prepared a sensitivity analysis for its exposure to the fluctuation in the U.S. dollar, as informed in Note 19.6.

(c)             Exposure to interest rate risk

Braskem is exposed to the risk that a variation in floating interest rates causes an increase in its financial expense due to payments of future interest. Debt denominated in foreign currency subject to floating rates is mainly subject to fluctuations in Libor. Debt denominated in local currency is mainly subject to the variation in the Interbank Certificate of Deposit (“CDI”) rate.

In 2018, Braskem held swap contracts (Note 19.3.1) in which it: receives Libor and pays a fixed rate.

On December 31, 2018, Braskem prepared a sensitivity analysis for the exposure to the floating interest rates Libor, CDI and TJLP, as informed in Notes 19.6(c.1) and (c.2).

4.2            Exposure to credit risk

The transactions that subject Braskem to the concentration of credit risks are mainly in current accounts with banks, financial investments and trade accounts receivable in which Braskem is exposed to the risk of the financial institution or customer involved. In order to manage this risk, Braskem maintains bank current accounts and financial investments with major financial institutions, weighting concentrations in accordance with the credit rating and the daily prices observed in the Credit Default Swap market for the institutions, as well as netting contracts that minimize the total credit risk arising from the many financial transactions entered into by the parties.

On December 31, 2018, approximately 34.5% of the amounts recorded as “Cash and cash equivalents” (Note 5) and Financial investments (Note 6) were allocated to financial institutions that had offset agreements with the Company. The obligations under these agreements are accounted for under “Borrowings” (Note 15). The effective netting of these amounts is possible only in the event of default by one of the parties.

With respect to the credit risk of customers, Braskem protects itself by performing a rigorous analysis before granting credit and obtaining secured and unsecured guarantees when considered necessary, including credit insurance.

The maximum exposure to credit risk of non-derivative financial instruments on the reporting date is the sum of their carrying amounts less any provisions for impairment losses. On December 31, 2018, the balance of trade accounts receivable was net of allowance for doubtful accounts (Note 7).

4.3            Liquidity risk

Braskem has a calculation methodology to determine a minimum cash “monthly vision” (30-day horizon) and a minimum cash “yearly vision” (up to 12-month horizon) for the purpose of, respectively: (i) ensuring the liquidity needed to comply with obligations of the following month; and (ii) ensuring that the Company maintains liquidity during potential crises. The amounts to determine the minimum cash “yearly vision” are calculated mainly based on the projected operating cash generation, less short-term debts and working capital needs. The amounts used for determining the minimum cash “monthly vision” consider the projected operating cash disbursement, debt service and contributions to projects, as well as the planned disbursement for derivatives maturing in the period, among other items. The Company uses as minimum cash in its financial policy the greater of these two references.

In May 2018, the Company, in keeping with its commitment to maintain its financial liquidity, contracted an international revolving credit facility in the amount of US$1 billion, which expires in 2023. This line may be used without restrictions to improve the Company’s credit quality or in the event of deterioration in the macroeconomic scenario.

The two facilities held by the Company before, in the amounts of R$750 million with expiration in December 2019 and of R$500 million with expiration in September 2019, were cancelled.

As of December 31, 2018, the new credit line had not been used.

On December 31, 2018, the subsidiary Braskem Idesa continued to record as current liabilities its financial obligations whose original maturities were long term. Such reclassification is due to the failure to comply with certain contractual covenants set forth in the financing contract of Braskem Idesa (Note 16). Note that Braskem Idesa has been settling all its obligations in accordance with the original debt maturity schedule and none of its creditors has requested or showed any intention of requesting the immediate reimbursement of said obligations or the early amortization of the debt.

In case Braskem Idesa’s group of lenders decide to request the early amortization of this debt, Braskem’s financial liabilities by maturity, including the amounts due under the Leniency Agreement (Note 23.3), are as shown in the table below. These amounts are calculated from undiscounted cash flows and may not be reconciled with the balance sheet.

	Maturity
	Until	Between one and	Between two and	More than
	one year	two years	five years	five years	Total

Trade payables	8,435,246	37,252			8,472,498
Borrowings	806,418	6,469,288	5,479,526	26,182,832	38,938,064
Debentures	34,760	118,457	141,972	106,316	401,505
Braskem Idesa borrowings	10,504,592				10,504,592
Derivatives	76,355	55,449	128,765		260,569
Loan to non-controlling shareholder of Braskem Idesa				2,183,830	2,183,830
Leniency agreement (Note 23.3)	341,308	341,308	897,376	409,876	1,989,868
At December 31, 2018	20,198,679	7,021,754	6,647,639	28,882,854	62,750,926

Considering that Braskem Idesa’s group of lenders will remain not requesting the early amortization of this debt, Braskem’s financial liabilities by maturity, including the amounts due under the Leniency Agreement (Note 23.3), are as shown in the table below. These amounts are calculated from undiscounted cash flows and may not be reconciled with the balance sheet.

	Maturity
	Until	Between one and	Between two and	More than
	one year	two years	five years	five years	Total

Trade payables	8,435,246	37,252			8,472,498
Borrowings	806,418	6,469,288	5,479,526	26,182,832	38,938,064
Debentures	34,760	118,457	141,972	106,316	401,505
Braskem Idesa borrowings	995,741	2,482,602	2,835,154	7,353,752	13,667,249
Derivatives	76,355	55,449	128,765		260,569
Loan to non-controlling shareholder of Braskem Idesa				2,183,830	2,183,830
Leniency agreement (Note 23.3)	341,308	341,308	897,376	409,876	1,989,868
At December 31, 2018	10,689,828	9,504,356	9,482,793	36,236,606	65,913,583

4.4            Capital management

The ideal capital structure, according to Braskem’s Management, considers the balance between own capital and the sum of all payables less the amount of cash and cash equivalents and financial investments. This composition meets the Company’s objectives of perpetuity and of offering an adequate return to shareholders and other stakeholders. This structure also permits borrowing costs to remain at adequate levels to maximize shareholder remuneration.

Due to the impact of the U.S. dollar on the Company’s operations, the Management of Braskem believes that the own capital used for capital management purposes should be measured in this currency and on a historical basis. Moreover, the Company may temporarily maintain a capital structure that is different from this ideal. This occurs, for example, during periods of growth, when the Company may finance a large portion of its projects through borrowings, provided that this option maximizes return for shareholders once the financed projects start operating. In order to adjust and maintain the capital structure, the Management of Braskem may also consider the sale of non-strategic assets, the issue of new shares or even adjustments to dividend payments.

As is also the case of liquidity, capital is not managed at the Parent Company level, but rather at the consolidated balance sheet level, except for the liquidity and capital of Braskem Idesa, which are managed specifically within the subsidiary.